BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income attributable to Owners of Cool Company Ltd. / Predecessor's Parent - basic		$ 15,038	$ 85,742	$ 98,142	$ 174,729
Net income attributable to Owners of Cool Company Ltd. / Predecessor's Parent - diluted		$ 15,038	$ 85,742	$ 98,142	$ 174,729
Weighted average number of shares outstanding (in shares)		1,010,000	40,451,470	53,703,827	53,689,683
Dilutive potential ordinary shares (in dollars per share)		0	0	126,827	0
Weighted average number of shares adjusted for dilution (in shares)		1,010,000	40,451,470	53,830,654	53,689,683
Earnings per share, basic (in dollars per share)	[1]	$ 14.89	$ 2.12	$ 1.83	$ 3.25
Earnings per share, diluted (in dollars per share)	[1]	$ 14.89	$ 2.12	$ 1.82	$ 3.25

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.